Fair Value Measurements (Financial Assets And Liabilities Measured At Fair Value On Recurring Basis) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Derivatives, Fair Value [Line Items]
Derivative asset	$ 15.1	$ 9.3
Fair Value, Measurements, Recurring [Member]
Derivatives, Fair Value [Line Items]
Nominal volume	905.2	1,586.5
Derivative asset	19.7	17.1
Derivative liability	0.6	7.1
Derivatives Designated As Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Nominal volume	60.0	114.0		112.5
Derivatives Designated As Hedging Instruments [Member] | Fair Value, Measurements, Recurring [Member]
Derivatives, Fair Value [Line Items]
Nominal volume	60.0	60.0
Derivative asset	15.1	9.3
Derivatives Not Designated As Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Nominal volume	845.2	1,526.5		1,439.9
Derivatives Not Designated As Hedging Instruments [Member] | Fair Value, Measurements, Recurring [Member]
Derivatives, Fair Value [Line Items]
Nominal volume	845.2	1,526.5
Derivative asset	4.6	7.8
Derivative liability	0.6	7.1
Derivatives Not Designated As Hedging Instruments [Member] | Foreign Exchange Swaps [Member]
Derivatives, Fair Value [Line Items]
Nominal volume	845.2	1,486.2		1,379.3
Less Than 1 Year [Member] | Derivatives Not Designated As Hedging Instruments [Member] | Cross Currency Interest Rate Swaps [Member]
Derivatives, Fair Value [Line Items]
Nominal volume		40.3		20.3
Less Than 1 Year [Member] | Derivatives Not Designated As Hedging Instruments [Member] | Cross Currency Interest Rate Swaps [Member] | Fair Value, Measurements, Recurring [Member] | Other Current Assets [Member]

Derivatives, Fair Value [Line Items]
Nominal volume		40.3
Derivative asset		3.7
Less Than 1 Year [Member] | Cash Flow Hedge [Member] | Derivatives Designated As Hedging Instruments [Member] | Cross Currency Interest Rate Swaps [Member]
Derivatives, Fair Value [Line Items]
Nominal volume		54.0	[1]	52.5
Less Than 6 Months [Member] | Derivatives Not Designated As Hedging Instruments [Member] | Foreign Exchange Swaps [Member] | Fair Value, Measurements, Recurring [Member] | Other Current Assets/Liabilities [Member]

Derivatives, Fair Value [Line Items]
Nominal volume	845.2	1,486.2
Derivative asset	4.6	4.1
Derivative liability	0.6	7.1
Less Than 9 Years [Member] | Fair Value Hedge [Member] | Derivatives Designated As Hedging Instruments [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Nominal volume		60.0
Less Than 9 Years [Member] | Fair Value Hedge [Member] | Derivatives Designated As Hedging Instruments [Member] | Interest Rate Swap [Member] | Fair Value, Measurements, Recurring [Member] | Other Non-Current Asset [Member]

Derivatives, Fair Value [Line Items]
Nominal volume		60.0
Derivative asset		9.3
Less Than 8 Years [Member] | Fair Value Hedge [Member] | Derivatives Designated As Hedging Instruments [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Nominal volume	60.0
Less Than 8 Years [Member] | Fair Value Hedge [Member] | Derivatives Designated As Hedging Instruments [Member] | Interest Rate Swap [Member] | Fair Value, Measurements, Recurring [Member] | Other Non-Current Asset [Member]

Derivatives, Fair Value [Line Items]
Nominal volume	60.0
Derivative asset	$ 15.1

[1]	Cross currency interest rate swaps with a nominal value of $54 million have matured in 2010.